Quarterly Holdings Report
for
Fidelity Freedom® Index 2015 Fund
December 31, 2021
FRX-X15-NPRT3-0322
1.906837.112
Domestic Equity Funds - 24.1%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $410,159,370)	39,641,603	632,679,989

International Equity Funds - 16.1%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $327,672,302)	28,077,909	422,853,306

Bond Funds - 41.8%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	90,744,786	945,560,669
Fidelity Series International Developed Markets Bond Index Fund (a)	6,567,933	64,562,781
Fidelity Series Long-Term Treasury Bond Index Fund (a)	10,019,147	85,363,136
TOTAL BOND FUNDS (Cost $1,085,112,358)		1,095,486,586

Inflation-Protected Bond Funds - 9.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	8,794,134	88,381,051
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	7,855,861	79,579,870
Fidelity Series Inflation-Protected Bond Index Fund (a)	8,366,666	88,519,321
TOTAL INFLATION-PROTECTED BOND FUNDS (Cost $250,238,690)		256,480,242

Short-Term Funds - 8.3%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $217,362,181)	21,738,667	217,386,668

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,290,544,901)	2,624,886,791
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,389,435)
NET ASSETS - 100.0%	2,623,497,356

Legend

(a)	Affiliated Fund

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	513	-	513	-	-	-	-	0.0%
Total	513	-	513	-	-	-	-

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	90,625,889	2,109,949	557,329	1,116	(136,005)	88,381,051
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	81,018,867	1,985,293	550,785	310	545,986	79,579,870
Fidelity Series Bond Index Fund	791,824,646	256,993,744	106,404,664	10,043,519	(1,373,555)	4,520,498	945,560,669
Fidelity Series Global ex U.S. Index Fund	357,851,007	121,998,768	62,536,294	10,965,693	1,277,336	4,262,489	422,853,306
Fidelity Series Inflation-Protected Bond Index Fund	137,816,704	37,668,242	87,615,196	6,822,123	2,527,966	(1,878,395)	88,519,321
Fidelity Series International Developed Markets Bond Index Fund	-	66,509,905	1,588,461	41,021	(8,653)	(350,010)	64,562,781
Fidelity Series Long-Term Treasury Bond Index Fund	63,946,726	25,205,631	8,612,433	1,374,547	(672,213)	5,495,425	85,363,136
Fidelity Series Total Market Index Fund	535,819,121	152,629,681	144,240,780	9,976,477	16,505,403	71,966,564	632,679,989
Fidelity Series Treasury Bill Index Fund	260,995,575	75,253,106	118,862,013	103,642	(74,990)	74,990	217,386,668
	2,148,253,779	907,903,833	533,955,083	40,435,136	18,182,720	84,501,542	2,624,886,791

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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